Share capital - Narrative (Details) $ in Thousands			2 Months Ended		12 Months Ended
	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Mar. 12, 2019 USD ($)	Mar. 14, 2018 shares	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options					$ 22,397		$ 25,658
Number of options exercised (in shares) | shares					12,347,000	12,347,000	13,708,000	13,708,000
Common shares issued for cash on exercise of stock options (Note 12)					$ 22,805		$ 26,503
Number of options granted (in shares) | shares					25,380,000	25,380,000	22,968,000	22,968,000
Risk free annual interest rate					2.00%	2.00%	1.30%	1.30%
Dividend yield rate					0.00%	0.00%	0.00%	0.00%
Weighted average share price for share options exercised during period at date of exercise (in Cdn.$per share)						$ 3.55		$ 3.87
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options	$ 4,955
Number of options granted (in shares) | shares		4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Share-based payments expense					$ 18,000		$ 14,000
Term of options granted (in years)					5 years	5 years	5 years	5 years
Award vesting period (in years)					3 years	3 years	3 years	3 years
Fair value of shares from share-based payment transactions					$ 26,000		$ 27,000
Share-based payments expense, capitalized to mining interests					3,000		3,000
Restricted Share Units
Disclosure of classes of share capital [line items]
Share-based payments expense					2,000		4,000
Fair value of shares from share-based payment transactions					$ 4,000		$ 5,000
Number of units granted (in shares) | shares					1,455,000	1,455,000	1,793,000	1,793,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Share-based payments expense					$ 1,000		$ 1,000
Fair value of shares from share-based payment transactions					$ 1,000		$ 1,000
Measurement period					5 days	5 days
Number of units granted (in shares) | shares					291,000	291,000	225,000	225,000
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share)						$ 2.94		$ 3.27
Expected volatility					56.00%	56.00%	61.00%	61.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share)						$ 3.44		$ 4.05
Expected option life (in years) | year					3	3	3	3
Expected volatility							62.00%	62.00%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent					33.33%	33.33%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					2 years	2 years
Award vesting percent					33.33%	33.33%
Vesting 3 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					3 years	3 years
Award vesting percent					33.33%	33.33%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					994,621,917
Number of shares held in trust under the Company's Incentive Plan (in shares) | shares					1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					994,622,000		980,933,000		964,892,000
Shares issued on exercise of stock options					$ 22,397		$ 25,658
Number of options exercised (in shares) | shares					12,173,000	12,173,000	13,343,000	13,343,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Common shares issued for cash on exercise of stock options (Note 12)			$ 20,000
Major ordinary share transactions | Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of options exercised (in shares) | shares				10,000,000